Debt (Schedule Of Line Of Credit) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Pacific Gas And Electric Company [Member] days		Dec. 31, 2011 Utility [Member]		Dec. 31, 2011 Credit Facilities [Member]	May 31, 2011 Credit Facilities [Member]	Dec. 31, 2011 Credit Facilities [Member] Pacific Gas And Electric Company [Member]	May 31, 2011 Credit Facilities [Member] Utility [Member]
Debt [Line Items]
Termination Date	May 2016		May 2016
Facility Limit	$ 300	[1]	$ 3,000	[2]	$ 3,300	$ 300	$ 300	$ 3,000
Letters of Credit outstanding			343		343
Borrowings
Commercial Paper			1,389	[3]	1,389
Facility Availability	300		1,268	[3]	1,568
Letters of credit, sublimit	100		1,000
Swingline loans, sublimit	$ 100		$ 300
Swingline loan repay term (days)	7

[1]	Includes a $100 million sublimit for letters of credit and a $100 million commitment for "swingline" loans, defined as loans that are made available on a same-day basis and are repayable in full within 7 days.
[2]	Includes a $1.0 billion sublimit for letters of credit and a $300 million commitment for swingline loans.
[3]	The Utility treats the amount of its outstanding commercial paper as a reduction to the amount available under its revolving credit facility.